Note 11 - Derivative Warrant Liabilities (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of maturity analysis for derivative financial liabilities [text block]
Warrant liabilities issued December 27, 2017
		Thirteen-month period	Month ended	Twelve-month period
	March 31, 2018	Ended, March 31, 2017	March 31, 2017 (Unaudited)	ended February 28, 2017 (Unaudited)
	$	$	$	$

Balance – beginning of period	-	-	-	-
Issued during period (note 13b)	5,873	-	-	-
Change in fair value of derivative warrant liabilities	532	-	-	-
Balance – end of period	6,405	-	-	-
Warrant liabilities issued December 3, 2013 1
		Thirteen-month period	Month ended	Twelve-month period
	March 31, 2018	ended, March 31, 2017	March 31, 2017 (Unaudited)	ended February 28, 2017 (Unaudited)
	$	$	$	$

Balance – beginning of period	209	156	187	156
Change in fair value of derivative warrant liabilities	(188)	53	22	31
Balance – end of period	21	209	209	187

Derivative warrant liabilities [member]
Statement Line Items [Line Items]
Disclosure of sensitivity analysis for actuarial assumptions [text block]
Warrant liabilities issued December 27, 2017
	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)

Exercise price	US $1.26	—	—
Share price	US $1.02	—	—
Dividend	—	—	—
Risk-free interest	2.56%	—	—
Estimated life (in years)	4.75	—	—
Expected volatility	95.16%	—	—
Warrant liabilities issued December 3, 2013 1
	March 31, 2018	March 31, 2017	February 28, 2017 (Unaudited)

Exercise price	US $1.50	US $1.50	US $1.50
Share price (1)	US $1.02	US $1.36	US $1.25
Dividend	—	—	—
Risk-free interest	2.19%	1.22%	1.24%
Estimated life (in years)	0.68	1.68	1.76
Expected volatility	133.86%	108.35%	107.36%